UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

Brookmont Catastrophic Bond ETF

ITEM 1.(a).  Reports to Stockholders.

Brookmont Catastrophic Bond ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 Brookmont Catastrophic Bond ETF Ticker: ILS (Listed on the NYSE)

This annual shareholder report contains important information about the Brookmont Catastrophic Bond ETF for the period of April 1, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at ilsetf.com/ils or by contacting us at (855) 682-2229.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookmont Catastrophic Bond ETF	$152¹	2.00%²
¹	Costs are for the period of April 1, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

How did the Fund perform during the period?

•  The Brookmont Catastrophic Bond ETF (“ILS” or the “Fund”) launched on April 1, 2025 and returned 5.87% for the period ended December 31, 2025.

•    In comparison, the Bloomberg Global-Aggregate Total Return Index returned 5.11% and the Swiss Re Global Cat Bond Index returned 10.17% for the same period.

What key factors affected the Fund's performance?

• In 2025, traditional bond markets rebounded as interest rates declined and the Federal Reserve pivoted from tightening toward anticipated easing, allowing duration and high starting yields to drive positive returns. Inflation remained elevated but stable, credit conditions held firm, and the absence of a recession supported income-oriented fixed-income assets.

• Catastrophe bond returns were driven primarily by elevated coupon income as risk premiums remained attractive following prior-year loss activity. Industry losses, while present, were largely contained within modeled expectations, resulting in limited principal impairment across diversified portfolios. Importantly, performance was driven by contractual insurance risk premiums rather than interest rates or economic conditions, reinforcing the uncorrelated nature of Brookmont’s ILS strategies.

• Throughout 2025, the ILS was positioned defensively and income-focused, emphasizing diversified exposure to global catastrophe risk while prioritizing capital preservation during peak risk periods. The portfolio maintained broad peril and geographic diversification, avoided concentrated single-event risk, and tilted toward bonds offering attractive spread compensation relative to modeled loss, allowing investors to benefit from elevated coupon income. As catastrophe activity remained largely within expectations, this positioning enabled ILS to capture contractual premium accrual while preserving its core objective of delivering uncorrelated, insurance-driven returns independent of interest rates, credit spreads, or macroeconomic conditions.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Brookmont Catastrophic Bond ETF - $10,587
Bloomberg Global-Aggregate Total Return Index - $10,511
Swiss Re Global Cat Bond Index - $11,017
$11,250
$11,000
$10,750
$10,500
$10,250
$10,000
4/1/2025*
6/30/2025
9/30/2025
12/31/2025

*	Inception

Annual Performance

Total Return Since Inception
Brookmont Catastrophic Bond ETF	5.87%
Bloomberg Global-Aggregate Total Return Index	5.11%
Swiss Re Global Cat Bond Index	10.17%

The Bloomberg Global-Aggregate Total Return Index is a broad-based benchmark that measures the performance of global investment grade, fixed-rate debt markets. The index includes government, corporate and securitized bonds from developed and emerging markets and is calculated on a total return basis.

The Swiss Re Global Cat Bond Index tracks the performance of USD-denominated catastrophe bonds, representing the global insurance-linked securities market and providing exposure to natural catastrophe risks such as hurricanes and earthquakes.

For more recent performance information visit ilsetf.com/ils.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Brookmont Catastrophic Bond ETF Tailored Shareholder Report

Portfolio Composition

Insuance-Linked Securities
80.88%
US Treasury Bills
9.96%
Corporate Bonds
4.51%

Top Ten Holdings
US Treasury Bill 4/2/2026	5.68%
Integrity RE III 06/06/2027	4.95%
US Treasury Bill 2/26/2026	4.28%
Herbie RE Ltd. 06/07/2027	3.33%
Everglades RE II Ltd. 05/13/2027	3.02%
Winston Re Ltd. 02/21/2028	2.96%
Floodsmart Re Ltd. 03/12/2027	2.29%
Puerto Rico Parametric 06/07/2027	2.28%
Cape Lookout RE Ltd. 03/13/2028	2.28%
Armor RE II Ltd. 01/07/2028	2.27%

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$34,885,164
Number of Holdings	73
Total Net Advisory Fee	$0
Portfolio Turnover Rate	0.00%

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information visit ilsetf.com/ils.

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $20,000 for 2025 and $0 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,000 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Brookmont Catastrophic Bond ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended December 31, 2025*

*The Fund Commenced Operations April 1, 2025

Brookmont Catastrophic Bond ETF

Schedule of InvestmentsDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

		Principal	Value
4.51%	CORPORATE BONDS

4.51%	FINANCIALS
	3264 RE Ltd. 02/07/2028 24.800% 144A	$500,000	$537,000
	Gateway Re Ltd. 07/07/2027 13.070% 144A	250,000	261,362
	Lightning Re Series 2023 03/31/2026 14.569% 144A	250,000	255,750
	Logistics Re Ltd. 12/21/2027 9.550% 144A	250,000	255,725
	Residential RE 2023 Ltd. 12/06/2027 9.570% 144A	250,000	262,812
			1,572,649

4.51%	TOTAL CORPORATE BONDS		1,572,649
	(Cost: $1,561,034)

9.96%	TREASURY BILLS
	US Treasury Bill 02/26/2026 0.037%(A)	1,500,000	1,491,795
	US Treasury Bill 04/02/2026 0.035%(A)	2,000,000	1,982,261

9.96%	TOTAL TREASURY BILLS		3,474,056
	(Cost: $3,473,754)

80.88%	INSURANCE-LINKED SECURITIES(B)

0.72%	CONSUMER STAPLES
	Mona Lisa RE Ltd. 01/08/2031 9.070% 144A	250,000	250,000

80.16%	FINANCIALS
	Acorn Re Ltd. 11/06/2026 7.907% 144A	250,000	254,962
	Alamo Re Ltd. 06/07/2026 15.430% 144A	250,000	261,125
	Alamo Re Ltd. 06/07/2026 12.630% 144A	250,000	257,875
	Aragonite Re Ltd. 04/07/2027 9.019% 144A	250,000	258,225
	Armor RE II Ltd. 01/07/2028 12.070% 144A	750,000	793,125
	Baldwin Re Ltd. 07/07/2027 8.620% 144A	250,000	257,912
	Bayou Re Ltd. 05/26/2026 15.990% 144A	250,000	260,875
	Black Kite Re Ltd. 05/08/2028 11.550% 144A	500,000	506,100
	Blue Ridge Re Ltd. 01/08/2027 8.800% 144A	250,000	255,550
	Blue Ridge RE Ltd. 01/08/2029 9.550% 144A	250,000	250,000
	Blue Ridge RE Ltd. 01/08/2029 14.550% 144A	500,000	505,000
	Bluebonnet RE Ltd. 06/07/2028 9.300% 144A	250,000	262,750
	Bonanza RE Ltd. 01/08/2027 3.632% 144A	750,000	630,000
	Bonanza RE Ltd. 12/19/2027 9.040% 144A	500,000	511,750

Brookmont Catastrophic Bond ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

	Principal	Value
Bridge Street RE Ltd. 01/08/2029 11.382% 144A	$250,000	$250,000
Cape Lookout RE Ltd. 03/13/2028 10.450% 144A	750,000	794,925
Charles River Re Ltd. 05/10/2027 11.202% 144A	250,000	261,925
Citrus Re Ltd. 06/07/2026 12.280% 144A	250,000	258,600
Commonwealth Re Ltd. 07/08/2026 7.457% 144A	250,000	252,500
Everglades RE Ii Ltd. 05/13/2027 14.069% 144A	1,000,000	1,054,300
Fish Pond Re Ltd. 01/08/2027 7.590% 144A	250,000	254,675
Floodsmart Re Ltd. 03/12/2027 17.910% 144A	750,000	798,975
Floodsmart Re Ltd. 03/12/2027 21.180% 144A	250,000	259,500
Foundation Re IV Ltd. 01/08/2027 9.850% 144A	500,000	512,450
Four Lakes Re Ltd. 01/07/2027 12.490% 144A	250,000	255,788
Four Lakes Re Ltd. 01/07/2028 11.820% 144A	250,000	256,838
Four Lakes RE Ltd. 01/08/2029 9.570% 144A	250,000	250,000
Fuchsia 2024-1 - London Bridge 2 PCC Ltd. 04/06/2028 8.710% 144A	250,000	259,450
Handshake RE Ltd. 01/08/2030 8.100% 144A	250,000	250,000
Herbie RE Ltd. 06/07/2027 34.600% 144A	1,000,000	1,161,300
Hestia RE Ltd. 03/13/2028 10.320% 144A	500,000	515,750
Integrity RE III 06/06/2027 29.132% 144A	1,500,000	1,727,250
Maschpark Re Ltd. 01/10/2028 7.050% 144A	500,000	513,050
Matterhorn Re Ltd. 09/22/2028 6.070% 144A	250,000	251,675
Meadows Ltd. 12/07/2029 15.882% 144A	250,000	248,975
Meadows Ltd. 12/07/2029 11.132% 144A	500,000	502,875
Montoya Re Ltd. 04/07/2028 10.150% 144A	750,000	773,250
Mountain Re Ltd 06/05/2026 10.310% 144A	250,000	256,650
Nakama Re Ltd. 05/09/2028 7.471% 144A	750,000	776,325
Nakama Re Pte. Ltd. 04/04/2029 5.982% 144A	250,000	253,312
Palm Re Ltd. 06/07/2027 13.270% 144A	250,000	264,525
Puerto Rico Parametric 06/07/2027 12.569% 144A	750,000	795,488
Purple Re Ltd. 06/05/2026 14.180% 144A	250,000	260,875
Purple Re Ltd. 06/07/2027 12.726% 144A	250,000	263,300
Residential Reinsur 2025 12/06/2029 13.819% 144A	750,000	753,225
Sanders RE II Ltd. 04/08/2030 8.319% 144A	250,000	265,425
Sanders Re III Ltd. 04/07/2027 9.040% 144A	250,000	258,775
Sanders RE III Ltd. 04/07/2028 9.130% 144A	675,000	709,965
Sutter RE Ltd. 06/19/2026 10.300% 144A	250,000	254,438
Titania Re Ltd. 02/27/2026 16.700% 144A	250,000	254,625
Titania RE Ltd. 07/09/2029 9.819% 144A	500,000	520,950
Tomoni Re Pte. Ltd. 04/07/2026 6.420% 144A	250,000	251,125
Torrey Pines Re Ltd. 06/05/2026 8.906% 144A	250,000	252,138

Brookmont Catastrophic Bond ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

		Principal	Value
	Torrey Pines Re Ltd. 06/05/2026 11.820% 144A	$250,000	$254,438
	Torrey Pines RE Ltd. 06/07/2028 8.070% 144A	750,000	768,600
	Ursa Re Ltd. 12/07/2026 9.070% 144A	250,000	257,212
	Veraison RE Ltd. 03/08/2028 7.069% 144A	250,000	255,388
	Veraison RE Ltd. 03/08/2028 8.569% 144A	500,000	515,425
	Veraison Re Ltd. 03/09/2026 10.358% 144A	250,000	252,162
	Winston Re Ltd. 02/21/2028 10.070% 144A	1,000,000	1,032,000
	Winston RE Ltd. 02/26/2027 13.780% 144A	250,000	265,575
	Winston RE Ltd. 02/26/2027 15.260% 144A	250,000	264,950
	Wrigley Re Ltd. 08/07/2026 9.780% 144A	250,000	256,450
	Wrigley RE Ltd. 08/07/2026 10.250% 144A	250,000	256,450
	Yosemite RE Ltd. 06/07/2028 10.819% 144A	250,000	265,425
			27,964,516

80.88%	TOTAL INSURANCE-LINKED SECURITIES		28,214,516
	(Cost: $28,173,434)

95.35%	TOTAL INVESTMENTS		33,261,221
	(Cost: $33,208,222)
4.65%	Other assets, net of liabilities		1,625,745
100.00%	NET ASSETS		$34,886,966

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of December 31, 2025.

(B)Issued in the United States by a foreign bank and denominated in USD.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $29,787,165 and is 85.38% of the Fund’s net assets.

Brookmont Catastrophic Bond ETF

Statement of Assets and LiabilitiesDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

ASSETS
Investments at value(cost of $33,208,222) (Note 1)	$33,261,221
Cash	425,685
Receivable for capital stock sold	999,719
Interest receivable	300,072
Prepaid expenses	1,613
TOTAL ASSETS	34,988,310

LIABILITIES
Accrued advisory fees	70,554
Accrued administration, fund accounting and transfer agent fees	3,991
Other accrued expenses	26,799
TOTAL LIABILITIES	101,344
NET ASSETS	$34,886,966

Net Assets Consist of:
Paid-in capital	$34,927,392
Distributable earnings (accumulated deficits)	(40,426)
Net Assets	$34,886,966

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,750,000
Net Asset Value and Offering Price Per Share	$19.94

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

INVESTMENT INCOME
Interest	$922,240
Total investment income	922,240

EXPENSES
Investment advisory fees (Note 2)	119,105
Recordkeeping and administrative services (Note 2)	20,719
Custody, fund accounting and transfer agent fees	7,971
Professional fees	41,918
Trustee fees (Note 2)	5,289
Compliance fees (Note 2)	7,546
Registration fees	9,328
Shareholder reports	8,507
Shareholder servicing	19,660
Exchange fees	7,534
Other	15,842
Total expenses	263,419
Investment advisory fees waived and expenses reimbursed (Note 2)	(64,910)
Net expenses	198,509

Net investment income (loss)	723,731

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	361
Net change in unrealized appreciation (depreciation) of investments	52,999
Net realized and unrealized gain (loss) on investments	53,360

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$777,091

*The Fund commenced operations on April 1, 2025.

Brookmont Catastrophic Bond ETF

Statement of OperationsPeriod Ended December 31, 2025*

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Statement of Changes in Net AssetsPeriod Ended December 31, 2025*

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$723,731
Net realized gain (loss) on investments	361
Net change in unrealized appreciation (depreciation) of investments	52,999
Increase (decrease) in net assets from operations	777,091

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(817,517)
Return of capital	(214,251)
Decrease in net assets from distributions	(1,031,768)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	35,141,643
Increase (decrease) in net assets from capital stock transactions	35,141,643

NET ASSETS
Increase (decrease) during period	34,886,966
Beginning of period	—

End of period	$34,886,966

*The Fund commenced operations on April 1, 2025.

Brookmont Catastrophic Bond ETF

Financial HighlightsSelected Per Share Data Throughout The Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

Period Ended December 31, 2025*
Net asset value, beginning of period	$20.00
Investment activities
Net investment income (loss)(1)	1.10
Net realized and unrealized gain (loss) on investments(2)	0.05
Total from investment activities	1.15
Distributions
Net investment income	(0.96)
Return of capital	(0.25)
Total distributions	(1.21)
Net asset value, end of period	$19.94

Total Return(3)	5.87%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.65%
Expenses, net of waiver (Note 2)	2.00%
Net investment income (loss)	7.22%
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000’s)	$34,887

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Fund not selling any long-term securities during the period.

*The Fund commenced operations on April 1, 2025.

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial StatementsDecember 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brookmont Catastrophic Bond ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 1, 2025.

The Fund’s investment objective is to generate current income with a secondary objective of capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Brookmont Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s lead portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. If the pricing service is unable to provide a price, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”).

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

Insurance-linked securities (“ILS”), including event-linked bonds, collateralized reinsurance notes, sidecars and similar instruments, are generally traded in the over-the-counter market and may have limited liquidity. When market quotations are readily available, ILS are valued at prices provided by an independent pricing service or broker-dealer quotations. Pricing service valuations may consider observable market transactions, spreads for similarly structured instruments, credit quality of the issuer or collateral pool, and model-implied probabilities of trigger events. If market quotations are not readily available or are deemed unreliable, ILS are valued at fair value as determined in good faith pursuant to procedures approved by the Board. Because ILS valuations may incorporate modeled expected cash flows and assumptions regarding the likelihood and severity of trigger events, significant judgment may be required, and changes in such assumptions could materially affect the value assigned to these securities. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$1,572,649	$—	$1,572,649
Treasury Bills	—	3,474,056	—	3,474,056
Insurance-Linked Securities	—	28,214,516	—	28,214,516
	$—	$33,261,221	$—	$33,261,221

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 50,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Brookmont Catastrophic Bond ETF	50,000	$250	$997,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for designing the Fund’s overall investment strategy, selecting investments that the Fund purchases and sells and executing brokerage transactions, liquidity risk management and ensuring that the Fund’s investments are consistent with all applicable investment limitations. The Advisor also determines the allocation of the daily management of the Fund’s assets to one or more investment sub-advisors. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with the sub-advisor’s daily management of the Fund’s assets, subject to the authority of the Board; and (iii) oversees the activities of the sub-advisor. For its services, the Advisor is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s annualized daily net assets, at the rate of 1.20%.

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 2.00% of the daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to January 1, 2027. The waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the period ended December 31, 2025, the Advisor earned and waived advisory fees, and reimbursed Fund expenses pursuant to the expense limitation agreement as described below:

Advisory Fees Earned	Advisory Fees Waived
$119,105	$64,910

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

The total amount of recoverable reimbursements as of December 31, 2025 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2028	Total
$64,910	$64,910

The Board has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. Because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Advisor has retained King Ridge Capital Advisors, LLC (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for day-to-day management of the portion of the Fund’s investment portfolio allocated to it by the Advisor, including determining the securities and financial instruments purchased and sold by the Fund, and trading portfolio securities for the Fund, including selecting broker-dealers to executing purchase and sale transactions, subject to the supervision of the Advisor and the Board.

For its services, the Sub-Advisor is entitled to receive a fee from the Advisor, which is calculated daily and payable monthly, at an annual rate of 0.60% of the average daily net assets of the Fund allocated to the Sub-Advisor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. For the period ended December 31, 2025, $20,719 in fees were paid to CFS by the Fund.

Trustees and Officers

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr. and Robert Rhatigan,

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. For the period ended December 31, 2025, Watermark received $7,546 incurred by the Fund.

NOTE 3 – INVESTMENT

The costs of purchases and proceeds from the sales of securities, other than short-term securities for the period ended December 31, 2025, were as follows:

Purchases	Sales
$29,806,763	$—

NOTE 4 –

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$817,517
Return of capital	214,251
$1,031,768

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Net unrealized appreciation (depreciation) on investments	$(40,426)
$(40,426)

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$33,301,647	$141,850	$(182,276)	$(40,426)

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the tax treatment of passive foreign investment companies.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	1,750,000
Net increase (decrease)	1,750,000

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedDecember 31, 2025

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers or in industries within a particular sector, any development affecting that issuer or sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that issuer of sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular issuer or sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular issuer or sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2025, 84.67% of the value of the net assets of the Fund were invested in Financials.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Brookmont Catastrophic Bond ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brookmont Catastrophic Bond ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period April 1, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets and the financial highlights for the period April 1, 2025 through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 2, 2026

FINANCIAL STATEMENTS | December 31, 2025

Brookmont Catastrophic Bond ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 which includes remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.